Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 10 – RELATED PARTY TRANSACTIONS At September 30, 2014 and December 31, 2013 respectively, Omagine’s accounts payable included $5,816 and $7,499 due to its officers and directors.

NOTE 10 – RELATED PARTY TRANSACTIONS

At December 31, 2013 and 2012, accounts payable and accrued and other current liabilities include $7,499 and $2,000 respectively due to officers and directors of the Company.